SEGMENT INFORMATION - Reconciliation of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Total liabilities	$ 124,495	$ 152,043
Deferred tax liabilities	4,079	3,840
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Total liabilities	117,303	145,070
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Corporate liabilities	3,113	3,133
Deferred tax liabilities	$ 4,079	$ 3,840